Note 10 - Financial Instruments (Details Textual)	6 Months Ended	9 Months Ended
	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Interest Rate Swap [Member]
Derivative, Number of Instruments Held		1		3
Derivative, Notional Amount		$ 10,000,000		$ 30,000,000
Equity Method Investments [Member] | Minimum [Member]
Fair Value Inputs, Cost of Capital		9.00%
Equity Method Investments [Member] | Maximum [Member]
Fair Value Inputs, Cost of Capital		10.00%
Euromar LLC, The Joint Venture [Member] | Equity Loss and Impairment in Joint Venture [Member]
Equity Method Investment, Other than Temporary Impairment		$ 14,000,000
Euromar LLC, The Joint Venture [Member]
Fair Value Inputs, Cost of Capital		9.50%
Equity Method Investment, Other than Temporary Impairment	$ 14,000,000
Income (Loss) from Equity Method Investments		$ (1,410,321)
Equity Method Investments		1,105,381		16,515,701
Long-term Debt, Fair Value		51,900,000
Difference Between Fair Value and Carrying Value		900,000
Long-term Debt		$ 52,786,915
Fair Value Assumptions, Expected Dividend Rate		19.00%
Income (Loss) from Equity Method Investments		$ (15,410,321)	$ (1,279,250)
Equity Method Investments		$ 1,105,381		$ 16,515,701